Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,283)	$ (5,352)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	296	301
Interest income	4	(39)
Net changes in operating leases	(98)	(77)
Interest expenses on finance lease	(2)	(14)
Exchange losses (gains) on cash and cash equivalents and restricted cash	46	(95)
Changes in accrued liability for employee rights upon retirement	(8)	(3)
Share-based compensation	436	452
Changes in operating assets and liabilities:
Decrease in other current assets and long-term prepaid expenses	285	35
Decrease (increase) in trade receivables	129	(230)
Increase (decrease) in accounts payable: Trade	(360)	(1,038)
Increase (decrease) in accounts payable: Other (including other non-current liability)	(268)	252
Decrease in deferred revenue	(188)	(137)
Net cash used in operating activities	(6,011)	(5,945)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(211)	(11)
Investment in short-term bank deposits		(4,000)
Maturity of short-term bank deposits	5,085	13,000
Net cash provided by investing activities	4,874	8,989
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares, net of issuance costs	3,536	456
Proceeds from issuance of ordinary shares subject to possible redemption	1,598
Exercised warrants	7,048
Finance lease payments	(104)	(94)
Net cash provided by financing activities	12,078	362
INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	10,941	3,406
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	13,697	9,942
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(46)	95
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	24,592	13,443
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Right of use assets obtained in exchange for new operating lease liabilities	182	65
Issuance of ordinary shares		41
RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE STATEMENT OF FINANCIAL POSITION
Cash and cash equivalents	24,231	12,935
Restricted bank deposits included in current and non-current assets	361	508
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	24,592	13,443
SUPPLEMENTARY DISCLOSURE ON CASH FLOWS
Interest received	25	95
Interest paid	$ (2)	$ (3)